UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23308

 NAME OF REGISTRANT:                     PPM Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 225 W. Wacker Drive, Suite
                                         1200
                                         Chicago, IL 60606

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Joseph B. O'Boyle
                                         225 W. Wacker Drive, Suite
                                         1200
                                         Chicago , IL 60606

 REGISTRANT'S TELEPHONE NUMBER:          312-634-2500

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

PPM Floating Rate Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PPM Large Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PPM Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PPM Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 APOGEE ENTERPRISES, INC.                                                                    Agenda Number:  934826958
--------------------------------------------------------------------------------------------------------------------------
        Security:  037598109
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2018
          Ticker:  APOG
            ISIN:  US0375981091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BERNARD P. ALDRICH                                        Mgmt          For                            For
       HERBERT K. PARKER                                         Mgmt          For                            For
       JOSEPH F. PUISHYS                                         Mgmt          For                            For

2.     ELECTION OF CLASS I DIRECTOR: LLOYD E.                    Mgmt          For                            For
       JOHNSON

3.     ADVISORY APPROVAL OF APOGEE'S EXECUTIVE                   Mgmt          For                            For
       COMPENSATION.

4.     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS APOGEE'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING MARCH 2, 2019.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PPM Funds
By (Signature)       /s/ Mark Mandich
Name                 Mark Mandich
Title                President
Date                 08/23/2018